Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (“PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and EBITDAX over such years in accordance with SEC rules.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (Loss) ($)	EBITDAX(4) ($)
2022	7,872,017	16,980,363	3,557,021	7,877,196	111.58	114.53	226,551,000	1,436,342,000
2021	6,237,930	7,820,096	3,353,927	4,164,658	60.70	98.37	(77,836,000)	969,136,000
2020	4,722,701	(812,866)	1,917,170	(245,879)	41.23	71.92	(411,586,000)	424,987,000

(1)
Compensation for our PEO, Mr. Inglis, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following named executive officers: (i) in each of 2022 and 2021, Messrs. Shah, Ball, Clark and Doughty; and for 2020, Messrs. Shah, Ball, Clark, Doughty and Thomas P. Chambers.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2022, see “Compensation Discussion and Analysis—2022 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2022, 2021 or 2020: (i) awards that were granted and vested during the same year, (ii) awards granted during a prior year that were forfeited, (iii) incremental fair value of options/SARs modified during the year, (iv) reported change in the actuarial present value of pension benefits or (v) increases for service cost of pension plans.

Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	7,872,017	3,557,021	6,237,930	3,353,927	4,722,701	1,917,170
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)	(3,636,630)	(1,208,734)
Add the fair value as of year-end for awards granted during the year	7,071,200	3,133,426	5,167,950	2,667,728	1,374,075	456,684
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	6,447,224	3,146,405	23,426	12,272	(3,382,652)	(1,454,703)
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	381,729	164,585	(3,737)	(1,349)	43,469	16,158
Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Add the increase based on dividends or other earnings paid during the year	68,113	29,311	53,452	20,945	66,171	27,546
Compensation Actually Paid:	16,980,363	7,877,196	7,820,096	4,164,658	(812,866)	(245,879)
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table consists of the performance peer companies utilized for our PSUs, as described in our Compensation Discussion & Analysis. These companies were selected because they are the oil and gas exploration and production companies most like Kosmos in terms of geographic reach, development stage, and who potentially compete with the Company for executive talent. For 2020, these peers were as follows: Africa Oil Corp., Cairn Energy plc, Premier Oil plc, Genel Energy plc, Tullow Oil plc, and Lundin Petroleum AB. For 2021, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Lundin Petroleum AB, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, the peer group was modified to remove Lundin Petroleum AB following the completion of its transaction with Aker BP ASA in June 2022. Following completion of the transaction, it was determined by our Compensation Committee that Lundin Petroleum AB should be treated as an acquired company and be removed from the list of performance peer companies utilized for our PSUs. The table below shows the three-year cumulative TSR for our 2021 peer group as compared to the three-year cumulative TSR for our 2022 peer group and the three-year cumulative TSR for Kosmos.

Cumulative TSR (2020-2022)
Kosmos – Total Shareholder Return ($)	2021 Peer Group – Total Shareholder Return ($)	2022 Peer Group – Total Shareholder Return ($)
111.58	122.22	114.53
(4)
EBITDAX is a non-GAAP financial measure used by management and external users of the Company's consolidated financial statements, such as industry analysts, investors, lenders and rating agencies. The Company defines “EBITDAX” as Net income (loss) plus (i) exploration expense, (ii) depletion, depreciation and amortization expense, (iii) equity based compensation expense, (iv) unrealized (gain) loss on commodity derivatives (realized losses are deducted and realized gains are added back), (v) (gain) loss on sale of oil and gas properties, (vi) interest (income) expense, (vii) income taxes, (viii) loss on extinguishment of debt, (ix) doubtful accounts expense and (x) similar other material items which management believes affect the comparability of operating results. EBITDAX for FY 2021 reflects pro forma adjustments made to reflect the interests acquired in Ghana during the year as part of the Oxy Ghana acquisition. EBITDAX for FY 2022 reflects pro forma adjustments made to reflect the interests sold in Ghana that were associated with the Ghana pre-emption and the acquisition of additional interests in Kodiak during the year.

Company Selected Measure Name	EBITDAX
Named Executive Officers, Footnote [Text Block]
(1)
Compensation for our PEO, Mr. Inglis, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following named executive officers: (i) in each of 2022 and 2021, Messrs. Shah, Ball, Clark and Doughty; and for 2020, Messrs. Shah, Ball, Clark, Doughty and Thomas P. Chambers.

Peer Group Issuers, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table consists of the performance peer companies utilized for our PSUs, as described in our Compensation Discussion & Analysis. These companies were selected because they are the oil and gas exploration and production companies most like Kosmos in terms of geographic reach, development stage, and who potentially compete with the Company for executive talent. For 2020, these peers were as follows: Africa Oil Corp., Cairn Energy plc, Premier Oil plc, Genel Energy plc, Tullow Oil plc, and Lundin Petroleum AB. For 2021, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Lundin Petroleum AB, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, the peer group was modified to remove Lundin Petroleum AB following the completion of its transaction with Aker BP ASA in June 2022. Following completion of the transaction, it was determined by our Compensation Committee that Lundin Petroleum AB should be treated as an acquired company and be removed from the list of performance peer companies utilized for our PSUs. The table below shows the three-year cumulative TSR for our 2021 peer group as compared to the three-year cumulative TSR for our 2022 peer group and the three-year cumulative TSR for Kosmos.

Cumulative TSR (2020-2022)
Kosmos – Total Shareholder Return ($)	2021 Peer Group – Total Shareholder Return ($)	2022 Peer Group – Total Shareholder Return ($)
111.58	122.22	114.53

Changed Peer Group, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table consists of the performance peer companies utilized for our PSUs, as described in our Compensation Discussion & Analysis. These companies were selected because they are the oil and gas exploration and production companies most like Kosmos in terms of geographic reach, development stage, and who potentially compete with the Company for executive talent. For 2020, these peers were as follows: Africa Oil Corp., Cairn Energy plc, Premier Oil plc, Genel Energy plc, Tullow Oil plc, and Lundin Petroleum AB. For 2021, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Lundin Petroleum AB, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, these peers were as follows: Africa Oil Corp., Aker BP ASA, Capricorn Energy plc, Genel Energy plc, Harbour Energy Plc, Murphy Oil Corporation, Talos Energy Inc. and Tullow Oil plc. For 2022, the peer group was modified to remove Lundin Petroleum AB following the completion of its transaction with Aker BP ASA in June 2022. Following completion of the transaction, it was determined by our Compensation Committee that Lundin Petroleum AB should be treated as an acquired company and be removed from the list of performance peer companies utilized for our PSUs. The table below shows the three-year cumulative TSR for our 2021 peer group as compared to the three-year cumulative TSR for our 2022 peer group and the three-year cumulative TSR for Kosmos.

Cumulative TSR (2020-2022)
Kosmos – Total Shareholder Return ($)	2021 Peer Group – Total Shareholder Return ($)	2022 Peer Group – Total Shareholder Return ($)
111.58	122.22	114.53

PEO Total Compensation Amount	$ 7,872,017	$ 6,237,930	$ 4,722,701
PEO Actually Paid Compensation Amount	$ 16,980,363	7,820,096	(812,866)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2022, see “Compensation Discussion and Analysis—2022 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2022, 2021 or 2020: (i) awards that were granted and vested during the same year, (ii) awards granted during a prior year that were forfeited, (iii) incremental fair value of options/SARs modified during the year, (iv) reported change in the actuarial present value of pension benefits or (v) increases for service cost of pension plans.

Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	7,872,017	3,557,021	6,237,930	3,353,927	4,722,701	1,917,170
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)	(3,636,630)	(1,208,734)
Add the fair value as of year-end for awards granted during the year	7,071,200	3,133,426	5,167,950	2,667,728	1,374,075	456,684
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	6,447,224	3,146,405	23,426	12,272	(3,382,652)	(1,454,703)
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	381,729	164,585	(3,737)	(1,349)	43,469	16,158
Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Add the increase based on dividends or other earnings paid during the year	68,113	29,311	53,452	20,945	66,171	27,546
Compensation Actually Paid:	16,980,363	7,877,196	7,820,096	4,164,658	(812,866)	(245,879)

Non-PEO NEO Average Total Compensation Amount	$ 3,557,021	3,353,927	1,917,170
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,877,196	4,164,658	(245,879)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2022, see “Compensation Discussion and Analysis—2022 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2022, 2021 or 2020: (i) awards that were granted and vested during the same year, (ii) awards granted during a prior year that were forfeited, (iii) incremental fair value of options/SARs modified during the year, (iv) reported change in the actuarial present value of pension benefits or (v) increases for service cost of pension plans.

Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	7,872,017	3,557,021	6,237,930	3,353,927	4,722,701	1,917,170
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)	(3,636,630)	(1,208,734)
Add the fair value as of year-end for awards granted during the year	7,071,200	3,133,426	5,167,950	2,667,728	1,374,075	456,684
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	6,447,224	3,146,405	23,426	12,272	(3,382,652)	(1,454,703)
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	381,729	164,585	(3,737)	(1,349)	43,469	16,158
Adjustments	2022		2021		2020
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Add the increase based on dividends or other earnings paid during the year	68,113	29,311	53,452	20,945	66,171	27,546
Compensation Actually Paid:	16,980,363	7,877,196	7,820,096	4,164,658	(812,866)	(245,879)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the cumulative TSR performance of our common stock with the TSR performance of our peer group. The graph below shows a connection between compensation actually paid and total shareholder return for Kosmos and the peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
 The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with EBITDAX. The graph below shows a connection between compensation actually paid and EBITDAX, the most important financial metric for linking Kosmos financial performance and compensation.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the cumulative TSR performance of our common stock with the TSR performance of our peer group. The graph below shows a connection between compensation actually paid and total shareholder return for Kosmos and the peer group.

Tabular List [Table Text Block]
The Company considers the following financial measures to be the most important financial performance measures used to link company performance to the executive compensation actually paid to our PEO and our other named executive officers during the last fiscal year:
Financial Measures	Company Selected Measure
EBITDAX	✔
Free Cash Flow
Net Cash General and Administrative Expense
Capital Expenditures
These financial measures were selected from amongst the Company’s “key performance indicators” (which we refer to as “KPIs”), utilized to determine annual cash bonus payments for our named executive officers under our annual cash bonus program. The KPIs are established by the Compensation Committee at the beginning of each year, are derived from our strategic and operational plan and demonstrate year-over-year improvement. Although the KPIs are all weighted equally for performance and bonus determinations, the Company believes EBITDAX is the most important financial performance measure utilized in our compensation program to link pay with compensation actually received by our named executive officers for 2022 (and, therefore, is our Company Selected Measure for the Pay Versus Performance Table) because it best reflects the Company’s overall financial performance for the year, both on an absolute basis and with respect to other companies in the oil and gas sector.

Total Shareholder Return Amount	$ 111.58	60.7	41.23
Peer Group Total Shareholder Return Amount	114.53	98.37	71.92
Former Peer Group Total Shareholder Return Amount	122.22
Net Income (Loss)	$ 226,551,000	$ (77,836,000)	$ (411,586,000)
Company Selected Measure Amount	1,436,342,000	969,136,000	424,987,000
PEO Name	Mr. Inglis	Mr. Inglis	Mr. Inglis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDAX
Non-GAAP Measure Description [Text Block]
(4)
EBITDAX is a non-GAAP financial measure used by management and external users of the Company's consolidated financial statements, such as industry analysts, investors, lenders and rating agencies. The Company defines “EBITDAX” as Net income (loss) plus (i) exploration expense, (ii) depletion, depreciation and amortization expense, (iii) equity based compensation expense, (iv) unrealized (gain) loss on commodity derivatives (realized losses are deducted and realized gains are added back), (v) (gain) loss on sale of oil and gas properties, (vi) interest (income) expense, (vii) income taxes, (viii) loss on extinguishment of debt, (ix) doubtful accounts expense and (x) similar other material items which management believes affect the comparability of operating results. EBITDAX for FY 2021 reflects pro forma adjustments made to reflect the interests acquired in Ghana during the year as part of the Oxy Ghana acquisition. EBITDAX for FY 2022 reflects pro forma adjustments made to reflect the interests sold in Ghana that were associated with the Ghana pre-emption and the acquisition of additional interests in Kodiak during the year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Cash General and Administrative Expense
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Capital Expenditures
PEO [Member] | Grant Date Fair Value of the Equity Awards for Each Applicable Year, as Reported in the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,859,920)	$ (3,658,925)	$ (3,636,630)
PEO [Member] | Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,071,200	5,167,950	1,374,075
PEO [Member] | Year-Over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,447,224	23,426	(3,382,652)
PEO [Member] | Increase (Decrease) in Fair Value from Prior Fiscal Year-End for Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,729	(3,737)	43,469
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,113	53,452	66,171
Non-PEO NEO [Member] | Grant Date Fair Value of the Equity Awards for Each Applicable Year, as Reported in the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,153,552)	(1,888,865)	(1,208,734)
Non-PEO NEO [Member] | Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,133,426	2,667,728	456,684
Non-PEO NEO [Member] | Year-Over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,146,405	12,272	(1,454,703)
Non-PEO NEO [Member] | Increase (Decrease) in Fair Value from Prior Fiscal Year-End for Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	164,585	(1,349)	16,158
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 29,311	$ 20,945	$ 27,546